UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-08606

Deutsche Asset Allocation Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2015 (Unaudited)

Deutsche Multi-Asset Global Allocation Fund

(formerly Deutsche LifeCompass 2020 Fund)

	Shares	Value ($)
Equity - Equity Funds 34.8%
Deutsche Core Equity Fund "Institutional" (a)	185,403	4,777,836
Deutsche Emerging Markets Equity Fund "Institutional" (a)	622,653	8,879,034
Deutsche European Equity Fund "Institutional" (a)	911,153	9,840,450
Deutsche Global Growth Fund "Institutional" (a)	592,371	17,001,045
Deutsche Global Small Cap Fund "Institutional" (a)	112,212	4,648,938
Total Equity - Equity Funds (Cost $43,770,739)		45,147,303
Equity - Exchange-Traded Funds 28.9%
Deutsche X-trackers MSCI Japan Hedged Equity ETF (b)	142,425	5,758,243
iShares Currency Hedged MSCI EAFE Fund	640,800	17,147,808
iShares Currency Hedged MSCI Eurozone Fund	356,000	9,918,160
iShares Global High Yield Corporate Bond Fund	32,300	1,506,311
iShares MSCI Pacific ex Japan Fund	82,650	3,214,258
Total Equity - Exchange-Traded Funds (Cost $37,880,457)		37,544,780
Fixed Income - Bond Funds 35.1%
Deutsche Core Plus Income Fund "Institutional" (a)	1,092,444	11,459,734
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	279,775	3,259,384
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	571,058	5,196,631
Deutsche Enhanced Global Bond Fund "S" (a)	515,186	4,585,155
Deutsche Global High Income Fund "Institutional" (a)	451,692	2,940,517
Deutsche Global Inflation Fund "Institutional" (a)	533,155	5,230,251
Deutsche High Income Fund "Institutional" (a)	328,412	1,471,284
Deutsche Short Duration Fund "S" (a)	1,299,002	11,431,219
Total Fixed Income - Bond Funds (Cost $48,320,136)		45,574,175
Fixed Income - Money Market Fund 1.7%
Central Cash Management Fund, 0.14% (a) (c) (Cost $2,125,980)	2,125,980	2,125,980
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $132,097,312) †	100.5	130,392,238
Other Assets and Liabilities, Net	(0.5)	(633,748)

Net Assets	100.0	129,758,490

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $132,897,048. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $2,504,810. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,644,212 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,149,022.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.
(c)	The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended November 30, 2015 is as follows:

Affiliate	Value ($) at August 31, 2015	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income Distribu- tions ($)	Capital Gain Distribu- tions ($)	Value ($) at November 30, 2015
Deutsche Capital Growth Fund	1,329,922	—	1,414,793	526,032	—	—	—
Deutsche Core Equity Fund	21,802,868	47,654	18,246,800	5,185,932	47,654	—	4,777,836
Deutsche Core Plus Income Fund	7,114,591	4,778,438	356,100	(13,102)	67,738	—	11,459,734
Deutsche Diversified Market Neutral Fund	1,818,631	—	1,816,519	(132,191)	—	—	—
Deutsche EAFE Equity Index Fund	5,085,111	—	5,165,150	853,457	—	—	—
Deutsche Emerging Markets Equity Fund	3,394,120	5,895,700	166,000	(26,692)	—	—	8,879,034
Deutsche Enhanced Commodity Strategy Fund	5,196,903	121,689	1,777,800	(611,850)	6,989	—	3,259,384
Deutsche Enhanced Emerging Markets Fixed Income Fund	4,804,650	708,401	284,000	(53,933)	57,301	—	5,196,631
Deutsche Enhanced Global Bond Fund	3,022,019	1,717,037	172,200	(24,240)	19,637	—	4,585,155
Deutsche Equity 500 Index Fund	19,644,641	79,776	20,916,958	7,929,548	79,776	—	—
Deutsche European Equity Fund	—	9,850,400	128,400	—	—	—	9,840,450
Deutsche Floating Rate Fund	1,981,955	1,127,869	3,029,728	(173,188)	25,569	—	—
Deutsche Global Equity Fund	2,675,726	—	2,776,664	644,812	—	—	—
Deutsche Global Growth Fund	968,471	18,443,200	2,182,900	(34,703)	—	—	17,001,045
Deutsche Global High Income Fund	—	2,936,000	—	—	2,395	—	2,940,517
Deutsche Global Inflation Fund	11,052,498	—	5,767,300	(292,697)	—	—	5,230,251
Deutsche Global Infrastructure Fund	5,909,278	5,656	6,032,448	(734,526)	5,656	—	—
Deutsche Global Small Cap Fund	3,803,348	1,039,500	187,800	(27,333)	—	—	4,648,938
Deutsche High Income Fund	2,932,379	1,494,107	2,940,763	(174,831)	26,107	—	1,471,284
Deutsche Latin America Equity Fund	100,573	—	97,576	(70,590)	—	—	—
Deutsche Real Estate Securities Fund	5,669,830	27,908	6,298,012	48,803	27,908	—	—
Deutsche Real Estate Securities Income Fund	173,837	1,726	185,180	(24,171)	1,542	184	—
Deutsche Short Duration Fund	4,912,931	6,877,665	281,100	(9,819)	47,965	—	11,431,219
Deutsche Small Cap Core Fund	4,674,786	—	4,774,604	1,480,916	—	—	—
Deutsche Small Cap Growth Fund	610,897	—	610,226	(17,609)	—	—	—
Deutsche Small Cap Value Fund	202,812	—	208,543	(46,961)	—	—	—
Deutsche U.S. Bond Index Fund	5,329,843	25,287	5,361,003	(266,759)	23,195	—	—
Deutsche World Dividend Fund	1,830,029	8,140	1,887,880	(96,323)	8,140	—	—
Deutsche X-trackers MSCI Europe Hedged Equity ETF	406,944	—	420,678	(10,873)	—	—	—
Deutsche X-trackers MSCI Japan Hedged Equity ETF	214,610	5,745,822	296,914	7,813	—	—	5,758,243
Central Cash Management Fund	—	71,315,719	69,189,739	—	1,533	—	2,125,980
Total	126,664,203	132,247,694	162,973,778	13,834,922	449,105	184	98,605,701

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$45,147,303	$—	$—	$45,147,303
Exchange-Traded Funds	37,544,780	—	—	37,544,780
Bond Funds	45,574,175	—	—	45,574,175
Money Market Fund	2,125,980	—	—	2,125,980
Total	$130,392,238	$—	$—	$130,392,238

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Multi-Asset Global Allocation Fund (formerly Deutsche LifeCompass 2020 Fund), a series of Deutsche Asset Allocation Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2016